UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

Glenville, NY 12302

(Address of principal executive offices)

 (Zip code)

Electric City Funds, Inc.

1292 Gower Road

Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Electric City Value Fund

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK-B	Cusip Number:084670-20
Record Date: 11/30/2009	Meeting Date: 1/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE AN AMENDMENT TO THE CORPORATION'S EXISTING RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED (THE ""CURRENT CERTIFICATE""), TO EFFECT A 50-FOR-1 STOCK SPLIT OF THE CORPORATION'S CLASS B COMMON STOCK, WHILE MAINTAINING CURRENT ECONOMIC AND VOTING RELATIONSHIP BETWEEN CORPORATION'S CLASS B COMMON STOCK AND THE CORPORATION'S CLASS A COMMON STOCK.	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO THE CURRENT CERTIFICATE TO CLARIFY THAT THE CLASS B COMMON STOCK MAY BE SPLIT IN THE PROPOSED 50-FOR-1 SPLIT WITHOUT SPLITTING THE CLASS A COMMON STOCK.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO THE CURRENT CERTIFICATE TO CHANGE THE PAR VALUE OF EACH SHARE OF CLASS B COMMON STOCK IN CONNECTION WITH THE PROPOSED 50-FOR-1 SPLIT, TO $0.0033 FROM THE CURRENT PAR VALUE OF $0.1667 PER SHARE OF CLASS B COMMON STOCK.	For	Issuer	For	With
4	TO APPROVE AN AMENDMENT TO THE CURRENT CERTIFICATE TO INCREASE THE NUMBER OF SHARES OF CLASS B COMMON STOCK AND THE TOTAL NUMBER OF SHARES OF ALL CLASSES OF STOCK THAT THE CORPORATION IS AUTHORIZED TO ISSUE.	For	Issuer	For	With
5	TO APPROVE AN AMENDMENT TO THE CURRENT CERTIFICATE TO REMOVE THE REQUIREMENT TO ISSUE PHYSICAL STOCK CERTIFICATES FOR SHARES.	For	Issuer	For	With

EMERSON ELECTRIC CO.

Ticker Symbol:EMR	Cusip Number:291011-10
Record Date: 11/24/2009	Meeting Date: 2/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) C.A.H. BOERSIG* 2) C. FERNANDEZ G.* 3) W.J. GALVIN* 4) R.L. STEPHENSON* 5) V.R. LOUCKS, JR.** 6) R.L. RIDGWAY**	For	Issuer	For	With

EMERSON ELECTRIC CO.

Ticker Symbol:EMR	Cusip Number:291011-10
Record Date: 11/24/2009	Meeting Date: 2/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) C.A.H. BOERSIG* 2) C. FERNANDEZ G.* 3) W.J. GALVIN* 4) R.L. STEPHENSON* 5) V.R. LOUCKS, JR.** 6) R.L. RIDGWAY**	For	Issuer	For	With
2	RE-APPROVAL OF THE PERFORMANCE MEASURES UNDER THE EMERSON ELECTRIC CO. ANNUAL INCENTIVE PLAN.	For	Issuer	For	With
3	RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/4/2009	Meeting Date: 11/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: WILLIAM H. GATES III	For	Issuer	For	With
10	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR	For	Issuer	For	With
11	TO APPROVE AMENDMENTS TO AMENDED AND RESTATED ARTICLES OF INCORPORATION	For	Issuer	For	With
12	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
13	SHAREHOLDER PROPOSAL - ADOPTION OF HEALTHCARE REFORM PRINCIPLES	Against	Stockholder	Against	With
14	SHAREHOLDER PROPOSAL - DISCLOSURE OF CHARITABLE CONTRIBUTIONS	Against	Stockholder	Against	With
2	ELECTION OF DIRECTOR: STEVEN A. BALLMER	For	Issuer	For	With
3	ELECTION OF DIRECTOR: DINA DUBLON	For	Issuer	For	With
4	ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN	For	Issuer	For	With
5	ELECTION OF DIRECTOR: REED HASTINGS	For	Issuer	For	With
6	ELECTION OF DIRECTOR: MARIA KLAWE	For	Issuer	For	With
7	ELECTION OF DIRECTOR: DAVID F. MARQUARDT	For	Issuer	For	With
8	ELECTION OF DIRECTOR: CHARLES H. NOSKI	For	Issuer	For	With
9	ELECTION OF DIRECTOR: HELMUT PANKE	For	Issuer	For	With

PET DRX CORPORATION

Ticker Symbol:VETS	Cusip Number:715813101
Record Date: 6/22/2009	Meeting Date: 7/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors: 01 - Gene Burleson, 02-Richard Johnston, 03-Joel Kanter, 04-Richard O Martin, 05-J. David Reed,DMV, 06-Zubeen Shroff	For	Issuer	For	With
2	To rafity th selection of Singerlewak LLP as the company's independent registered public accounting firm for 2009.	For	Issuer	For	With
3	Approval of the issuance of common stock upon conversion of senior notes and exercise of financing warrants.	For	Issuer	For	With
4	Approval of the amendment of restated certificate of incorporation to effect a reverse stock split of common stock at one of three reverse split ratios.	For	Issuer	For	With
5	Approval of amendment to the 2007 PET DRX Corporation Stock Incentive Plan	Against	Issuer	For	Against

STOCKHOUSE INC.

Ticker Symbol:SHC	Cusip Number:861281103
Record Date: 10/30/2009	Meeting Date: 12/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO CONSIDER AND VOTE ON A PROPOSAL TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO CHANGE THE NAME OF THE COMPANY.	For	Issuer	For	With

SYSCO CORPORATION

Ticker Symbol:SYY	Cusip Number:871829107
Record Date: 9/21/2009	Meeting Date: 11/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	TO APPROVE THE 2009 NON-EMPLOYEE DIRECTORS STOCK PLAN.	For	Issuer	For	With
03	TO AUTHORIZE AMENDMENTS TO SYSCO'S 2007 STOCK INCENTIVE PLAN, AS AMENDED.	For	Issuer	For	With
04	TO APPROVE THE MATERIAL TERMS OF, AND THE PAYMENT OF COMPENSATION TO CERTAIN EXECUTIVE OFFICERS PURSUANT TO, THE 2009 MANAGEMENT INCENTIVE PLAN, SO THAT THE DEDUCTIBILITY OF SUCH COMPENSATION WILL NOT BE LIMITED BY SECTION 162(M) OF THE INTERNAL REVENUE CODE.	For	Issuer	For	With
05	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS SYSCO'S INDEPENDENT ACCOUNTANTS FOR FISCAL 2010.	For	Issuer	For	With
06	TO CONSIDER AND APPROVE AN ADVISORY PROPOSAL RELATING TO THE COMPANY'S EXECUTIVE COMPENSATION PHILOSOPHY, POLICIES AND PROCEDURES.	For	Issuer	For	With
07	TO CONSIDER A STOCKHOLDER PROPOSAL, IF PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD OF DIRECTORS ADOPT CERTAIN PRINCIPLES FOR HEALTH CARE REFORM.	Against	Stockholder	Against	With
1A	ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL MEETING OF STOCKHOLDERS IN 2012: JONATHAN GOLDEN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL MEETING OF STOCKHOLDERS IN 2012: JOSEPH A. HAFNER. JR.	For	Issuer	For	With
1C	ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL MEETING OF STOCKHOLDERS IN 2012: NANCY S. NEWCOMB	For	Issuer	For	With
1D	ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL MEETING OF STOCKHOLDERS IN 2012: KENNETH F. SPITLER	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/James W. Denney

* James W. Denney

President and Treasurer

Date: August 9, 2010

*Print the name and title of each signing officer under his or her signature.